Condensed Consolidating Statement of Earnings and Comprehensive Earnings (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Revenues	$ 252,132	$ 277,409	$ 328,988	$ 284,963	$ 223,780	$ 291,529	$ 284,808	$ 266,251	$ 1,143,492	$ 1,066,368	$ 898,396
Cost of Goods Sold									911,875	812,235	712,937
Gross Profit	57,361	68,865	44,294	61,097	43,522	79,149	75,061	56,401	231,617	254,133	185,459
Equity in Earnings of Unconsolidated Joint Venture									39,083	44,967	37,811
Corporate General and Administrative Expense									(37,193)	(30,751)	(24,552)
Other Income									2,328	3,201	1,368
Acquisition and Litigation Expense										(6,880)
Interest Expense, Net									(16,583)	(11,743)	(18,282)
Earnings before Income Taxes	52,322	68,205	42,840	55,885	44,698	77,866	74,577	55,786	219,252	252,927	181,804
Income Taxes									(66,660)	(66,074)	(57,561)
Net Earnings	$ 39,163	$ 45,848	$ 29,819	$ 37,762	$ 46,794	$ 52,030	$ 50,319	$ 37,710	152,592	186,853	124,243
Net Actuarial Change in Benefit Plans, net of tax									658	6,584	(1,559)
Comprehensive Earnings									153,250	193,437	122,684
Eliminations [Member]
Equity in Earnings of Unconsolidated Joint Venture									(39,083)	(44,967)	(37,811)
Equity in Earnings of Subsidiaries									(160,018)	(166,640)	(126,340)
Earnings before Income Taxes									(199,101)	(211,607)	(164,151)
Net Earnings									(199,101)	(211,607)	(164,151)
Net Actuarial Change in Benefit Plans, net of tax									(658)	(6,584)	1,559
Comprehensive Earnings									(199,579)	(218,191)	(162,592)
Parent [Member]
Equity in Earnings of Unconsolidated Joint Venture									39,083	44,967	37,811
Equity in Earnings of Subsidiaries									160,018	166,640	126,340
Corporate General and Administrative Expense									(32,047)	(26,391)	(22,175)
Other Income									(398)	157	(474)
Acquisition and Litigation Expense										(1,661)
Interest Expense, Net									(39,038)	(33,319)	(37,294)
Earnings before Income Taxes									127,618	150,393	104,208
Income Taxes									24,974	36,460	20,035
Net Earnings									152,592	186,853	124,243
Net Actuarial Change in Benefit Plans, net of tax									658	6,584	(1,559)
Comprehensive Earnings									153,250	193,437	122,684
Guarantor Subsidiaries [Member]
Revenues									1,143,492	1,066,368	898,396
Cost of Goods Sold									911,875	812,235	712,937
Gross Profit									231,617	254,133	185,459
Equity in Earnings of Unconsolidated Joint Venture									39,083	44,967	37,811
Corporate General and Administrative Expense									(5,146)	(4,360)	(2,377)
Other Income									2,726	3,044	1,842
Acquisition and Litigation Expense										(5,219)
Interest Expense, Net									22,455	21,576	19,012
Earnings before Income Taxes									290,735	314,141	241,747
Income Taxes									(91,634)	(102,534)	(77,596)
Net Earnings									199,101	211,607	164,151
Net Actuarial Change in Benefit Plans, net of tax									658	6,584	(1,559)
Comprehensive Earnings									$ 199,579	$ 218,191	$ 162,592